INCOME TAXES - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
INCOME TAXES
Net operating loss carryforwards	$ 502,000
Net operating loss carryforwards expiration period	80,001,000
Research and development credit carryforwards	$ 13,000
Research and development credit carryforwards expiration period	2023
Federal
INCOME TAXES
Net operating loss carryforwards	$ 110,069,000
Net operating loss carryforwards expiration period	2023 through 2037
Research and development credit carryforwards	$ 15,869,000
Research and development credit carryforwards expiration period	2024 through 2042
State
INCOME TAXES
Net operating loss carryforwards	$ 97,080,000
Net operating loss carryforwards expiration period	2029 through 2043
State credit carryforwards	$ 1,045,000
State credit carryforwards expiration period	2025 through 2038